Stock-Based Compensation - Additional Information (Detail) AUD / shares in Units, AUD in Millions, $ in Millions				12 Months Ended
	Sep. 16, 2016 shares	Sep. 16, 2015 shares	Sep. 14, 2015 shares	Mar. 31, 2017 USD ($) shares	Mar. 31, 2017 AUD AUD / shares shares	Mar. 31, 2016 USD ($) shares	Mar. 31, 2016 AUD shares	Mar. 31, 2015 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to stock-based compensation cost | $				$ 15.0
Estimated weighted average amortization, period of recognition				1 year 7 months 6 days	1 year 7 months 6 days
Issue of shares authorized						5,000,000	5,000,000
Restricted stock units granted				1,179,994	1,179,994	1,410,560	1,410,560
Restricted stock units outstanding				3,340,245		4,049,454	4,049,454	4,008,001
Intrinsic value of stock options exercised | AUD					AUD 0.8		AUD 2.9
Excess tax benefits from share-based awards | $				$ 3.0		$ 0.4		$ 1.4
Closing stock price | AUD / shares					AUD 20.57
Restricted stock units vested				1,314,825	1,314,825	1,219,352	1,219,352
Unvested restricted stock units cancelled				574,378	574,378	149,755	149,755
Scorecard LTI - cash settled units granted under the terms of LTIP	458,484	566,936
Average closing price period	20 days	20 days
Restricted Stock Units Performance Vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
LTI units granted	407,539	503,944
Restricted stock units vested				281,468	281,468
Restricted stock unit deferred vesting period		3 years
Unvested restricted stock units cancelled	152,611
Restricted Stock Units Service Vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units granted				315,636	315,636	327,354	327,354
Restricted stock units vested				304,470	304,470	228,481	228,481
Restricted Stock Units (Market Condition) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units granted	456,819	579,262
Restricted stock units vested				728,887	728,887	659,725	659,725
Long Term Incentive Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
LTI units granted	316,841		288,552
Long Term Incentive Award [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
LTI units granted	518,647		506,627
Long Term Incentive Award [Member] | Maximum [Member] | James Hardie Industries Plc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average closing price period	20 days		20 days
Long-Term Incentive Plan 2006 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units outstanding				2,720,664
LTI units granted				11,027,496	11,027,496
2001 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue of shares authorized				45,077,100
Percentage of grants exercised after first year				25.00%	25.00%
Percentage of grants exercised after second year				25.00%	25.00%
Percentage of grants exercised after third year				50.00%	50.00%
Unexercised grants expiration year				10 years	10 years
Unexercised grants expiration days				90 days	90 days
Restricted stock units granted				315,636	315,636	327,354	327,354
Restricted stock units outstanding				619,581